Cash Flow Information	12 Months Ended
Jun. 30, 2020
Cash Flow Information [Abstract]
Cash Flow Information

Note 17. Cash Flow Information

(a)	Reconciliation of cash flow from operations with loss after income tax

	30 June 2020 A$	30 June 2019 A$	30 June 2018 A$

Net Loss for the Year[1]	(2,927,206)	(4,656,421)	(3,068,582)

Adjustments for
Depreciation expense	44,056	5,287	5,047
Distribution costs	70,000	70,000	—
Expected credit losses	(3,991)	34,046	—
Finance costs	21,631	—	24,199
Finance income	-	(39)	(1,238)
Leave provision expense	19,717	4,580	41,110
Share-based payments (income)/expenses	(533,912)	1,343,500	242,950
Unrealised net foreign currency gains	(18,883)	(62,015)	(316,380)
Change in operating assets and liabilities:
Add decrease in trade and other receivables	641,236	680,337	438,001
Add (increase) / decrease in inventories	(113,635)	263,365	(333,642)
Add decrease in other operating assets	16,096	92,510	26,561
Add (decrease) / increase in trade and other payables	(362,437)	426,271	(562,549)
	(3,147,328)	(1,798,579)	(3,504,523)

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

(b)	Non-cash financing and investing activities

During the financial year 2018, the outstanding balance of A$226,000 convertible note as at 30 June 2017 was repaid during July 2017 and August 2017 with the liability being fully extinguished by 10 September 2017.

See note 18 for details regarding issues of options to employees and for details surrounding the issue of shares to suppliers.